Lease Commitments (Tables)	12 Months Ended
Dec. 31, 2020
Lease Commitments [Abstract]
Components of Lease Expense
The components of lease expense consists of the following:

	For the year ended December 31,
	2020	2019
Operating lease cost
Cost of sales	$908	$874
Selling, general and administrative	2,402	2,973
Variable lease cost (1)	587	463
Short-term lease cost	131	147
Sublease income	(120)	(110)
Total	$3,908	$4,347

(1)	Variable lease cost includes elements of a contract that do not represent a good or service but for which the lessee is responsible for paying.

Operating Lease Assets and Liabilities
	December 31, 2020	December 31, 2019
Assets:
Right of use assets	$17,918	$12,130
Total lease assets	$17,918	$12,130

Liabilities:
Current lease liabilities (2)	$3,228	$2,218
Long-term lease liabilities	16,117	11,067
Total lease liabilities	$19,345	$13,285

(2)	Reported within accrued liabilities on the balance sheet

Operating Lease Weighted-Average Remaining Lease Term and Discount Rate
	As of December 31,
	2020	2019
Weighted-average remaining lease term - operating leases	7.2 years	8.1 years
Weighted-average discount rate - operating leases	4.93%	6.07%

Maturities of Lease Liabilities
Maturities of lease liabilities consisted of the following:

December 31, 2020
2021	$4,021
2022	3,731
2023	3,462
2024	2,417
2025	2,056
Years thereafter	7,428
Total lease payments	$23,115
Less: Imputed interest	3,770
Present value of lease liabilities	$19,345

Future Minimum Lease Payments for Operating Leases
Minimum lease payments for operating leases that had initial or remaining non-cancelable lease terms in excess of one year consisted of the following:

Year	Payments
2021	$2,909
2022	2,653
2023	2,417
2024	2,374
2025	2,056
Years thereafter	7,428
Total	$19,837